UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Vincent P. Corti
New World Fund, Inc.
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

New World Fund®
Investment portfolio

July 31, 2012
unaudited

Common stocks — 79.63%	Shares	Value (000)

CONSUMER DISCRETIONARY — 11.40%
Truworths International Ltd.	10,633,000	$132,727
Hankook Tire Co., Ltd.	3,559,770	131,292
Naspers Ltd., Class N	2,212,400	120,277
Kia Motors Corp.	1,721,770	118,934
Golden Eagle Retail Group Ltd.	63,760,000	115,274
Tata Motors Ltd.	23,668,372	96,286
Swatch Group Ltd, non-registered shares	151,950	60,497
Swatch Group Ltd	468,022	32,742
Toyota Motor Corp.	2,258,000	87,285
Bayerische Motoren Werke AG	1,058,000	79,108
Honda Motor Co., Ltd.	2,410,000	78,693
Hyundai Mobis Co., Ltd.	283,000	74,966
Li & Fung Ltd.	34,939,800	69,026
Hero MotoCorp Ltd.	1,741,394	62,780
Hyundai Motor Co.	287,000	60,160
Modern Times Group MTG AB, Class B	1,210,828	55,586
Melco Crown Entertainment Ltd. (ADR)1	5,322,000	53,646
Wynn Macau, Ltd.	23,793,200	50,748
Arcos Dorados Holdings Inc., Class A	3,495,000	45,715
Chow Sang Sang Holdings International Ltd.	21,028,000	42,898
Zhongsheng Group Holdings Ltd.	38,276,000	40,919
Mr Price Group Ltd.	2,736,590	40,753
Nissan Motor Co., Ltd.	4,030,000	38,378
Shangri-La Asia Ltd.	16,870,000	33,284
Techtronic Industries Co. Ltd.	23,902,000	32,364
Dongfeng Motor Group Co., Ltd., Class H	21,435,000	29,908
Ctrip.com International, Ltd. (ADR)1	2,366,000	29,528
MGM China Holdings Ltd.	20,528,800	28,538
REXLot Holdings Ltd.	423,454,500	26,757
PT Astra International Tbk	32,820,000	24,273
WPP PLC	1,890,000	23,943
Nikon Corp.	840,000	23,482
Parkson Holdings Bhd.	13,494,010	20,913
Intercontinental Hotels Group PLC	830,000	20,522
PPR SA	135,000	20,265
Inchcape PLC	2,960,000	17,482
Daimler AG	310,000	15,528
Sands China Ltd.	4,610,000	13,643
LG Electronics Inc.	858,000	13,622
Desarrolladora Homex, SA de CV (ADR)1	1,060,000	12,572
General Motors Co.1	548,000	10,801
Maruti Suzuki India Ltd.	466,000	9,509
Gourmet Master Co., Ltd.	869,872	6,700
GOME Electrical Appliances Holding Ltd.	62,774,000	5,181
		2,107,505

CONSUMER STAPLES — 11.31%
Nestlé SA	3,899,900	239,874
OJSC Magnit (GDR)	3,368,827	109,116
OJSC Magnit (GDR)2	3,095,500	100,263
Anheuser-Busch InBev NV	2,579,592	203,671
Shoprite Holdings Ltd.	7,925,000	155,569
Pernod Ricard SA	1,276,973	137,495
SABMiller PLC	1,575,700	68,111
Coca-Cola Co.	805,000	65,044
Wal-Mart de México, SAB de CV, Series V (ADR)	1,890,000	53,270
Wal-Mart de México, SAB de CV, Series V	3,874,000	10,974
British American Tobacco PLC	1,180,000	62,856
Coca-Cola Icecek AS, Class C	3,853,750	59,905
China Resources Enterprise, Ltd.	21,378,000	59,271
PepsiCo, Inc.	778,700	56,635
M. Dias Branco SA, ordinary nominative	1,855,000	51,960
United Breweries Ltd.	5,131,864	51,388
Grupo Modelo, SAB de CV, Series C	5,091,600	45,914
Grupo Nutresa SA	3,864,997	45,075
United Spirits Ltd.	3,044,752	44,301
Wumart Stores, Inc., Class H	22,535,000	43,996
Danone SA	672,765	40,958
L’Oréal SA, bonus shares3	195,000	23,422
L’Oréal SA, non-registered shares	130,000	15,614
Unilever NV, depository receipts	1,090,000	37,894
Henkel AG & Co. KGaA, nonvoting preferred	470,000	33,830
Procter & Gamble Co.	513,000	33,109
Kimberly-Clark de México, SAB de CV, Class A	12,000,000	25,085
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	650,000	25,057
Hengan International Group Co. Ltd.	2,636,500	25,023
Japan Tobacco Inc.	783,000	24,695
ITC Ltd.	5,156,330	23,934
Wilmar International Ltd.	9,112,000	23,725
Kraft Foods Inc., Class A	570,000	22,635
Tingyi (Cayman Islands) Holding Corp.	7,174,000	17,799
China Yurun Food Group Ltd.	24,584,000	14,773
Avon Products, Inc.	880,000	13,631
CP ALL PCL	10,000,000	10,804
Olam International Ltd.	6,000,000	8,896
Olam International Ltd.2	236,786	351
Adecoagro SA1	535,000	5,430
		2,091,353

FINANCIALS — 9.25%
Kasikornbank PCL	19,185,065	107,905
Kasikornbank PCL, nonvoting depository receipt	5,344,935	29,722
Itaú Unibanco Holding SA, preferred nominative	5,674,999	89,922
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,973,436	31,200
Agricultural Bank of China, Class H	253,014,000	103,102
PT Bank Rakyat Indonesia (Persero) Tbk	134,202,000	99,251
Siam Commercial Bank PCL	18,230,000	92,975
Bank of the Philippine Islands	50,635,809	88,062
Sberbank of Russia (ADR)	7,647,500	85,183
Itaúsa - Investimentos Itaú SA, preferred nominative	16,225,030	76,089
Prudential PLC	6,273,431	75,047
Banco Bilbao Vizcaya Argentaria, SA	9,747,892	63,855
Housing Development Finance Corp. Ltd.	5,001,090	62,151
American Tower Corp.	760,000	54,956
Ping An Insurance (Group) Co. of China, Ltd., Class H	6,925,000	54,339
HDFC Bank Ltd.	4,700,000	49,671
AIA Group Ltd.	13,926,000	48,936
Banco Santander (Brasil) SA, units	4,845,565	36,675
Banco Santander (Brasil) SA, units (ADR)	1,090,565	8,321
Kotak Mahindra Bank Ltd.	4,650,000	44,794
Banco Bradesco SA, preferred nominative	2,460,099	37,936
Industrial and Commercial Bank of China Ltd., Class H	64,690,595	37,122
Türkiye Garanti Bankasi AS	8,559,582	33,383
China Construction Bank Corp., Class H	47,834,350	32,323
China Life Insurance Co. Ltd., Class H	11,625,000	32,155
ACE Ltd.	425,000	31,238
Bank of China Ltd., Class H	77,099,000	29,528
Chongqing Rural Commercial Bank Co., Ltd., Class H	68,012,000	26,487
Türkiye Is Bankasi AS, Class C	8,077,433	23,672
OJSC NOMOS Bank (GDR)1,2	1,997,000	23,365
Banco Santander, SA	3,715,586	22,630
Banco Santander, SA1,3	116,112	707
BR MALLS Participações SA, ordinary nominative	1,694,600	19,781
Citigroup Inc.	570,000	15,464
Bank Pekao SA	280,000	11,717
BM&FBOVESPA SA, ordinary nominative	1,812,000	10,169
IndusInd Bank Ltd.	1,003,000	6,026
Bao Viet Holdings	2,931,430	5,801
Longfor Properties Co. Ltd.	3,833,500	5,655
ICICI Bank Ltd.	200,000	3,457
C C Land Holdings Ltd.	2,000,000	431
		1,711,203

HEALTH CARE — 7.49%
Novo Nordisk A/S, Class B	1,359,050	209,987
Baxter International Inc.	2,697,000	157,802
Amil Participações SA, ordinary nominative	14,963,090	142,680
JSC Pharmstandard (GDR)1,4	8,210,618	119,218
JSC Pharmstandard (GDR)1,2,4	392,700	5,702
Teva Pharmaceutical Industries Ltd. (ADR)	2,676,000	109,422
Cochlear Ltd.	1,570,000	108,795
Hikma Pharmaceuticals PLC	8,053,080	87,877
Grifols, SA, Class A1	2,200,100	68,595
Grifols, SA, Class B1	230,496	5,230
Novartis AG	1,255,000	73,657
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	58,360,000	65,098
Bayer AG	840,500	64,024
Life Healthcare Group Holdings Ltd.	12,125,000	49,156
Krka, dd, Novo mesto	755,000	38,877
Waters Corp.1	455,000	35,253
PT Kalbe Farma Tbk	69,280,000	27,998
Richter Gedeon Nyrt	61,000	10,338
Mindray Medical International Ltd., Class A (ADR)	190,000	5,662
		1,385,371

INDUSTRIALS — 7.42%
International Container Terminal Services, Inc.	96,994,000	169,034
Schneider Electric SA	1,738,482	98,459
Cummins Inc.	912,000	87,461
Beijing Enterprises Holdings Ltd.	12,805,000	83,388
Intertek Group PLC	1,940,500	83,180
JG Summit Holdings, Inc.	79,404,300	64,292
Bureau Veritas SA	707,716	62,591
Jardine Matheson Holdings Ltd.	1,195,000	62,558
Aggreko PLC	1,593,032	51,002
SGS SA	23,101	46,282
United Technologies Corp.	607,000	45,185
Johnson Electric Holdings Ltd.	73,912,000	43,367
AirAsia Bhd.	35,288,000	42,172
Atlas Copco AB, Class A	1,174,500	26,458
Atlas Copco AB, Class B	723,000	14,512
CCR SA, ordinary nominative	4,520,700	37,724
Siemens AG	391,700	33,303
Cebu Air, Inc.	20,046,500	33,135
Container Corp. of India Ltd.	1,900,000	32,274
KONE Oyj, Class B	452,900	28,141
Shanghai Industrial Holdings Ltd.	10,256,000	28,104
Legrand SA	796,475	25,597
Komatsu Ltd.	1,038,500	23,369
Koc Holding AS, Class B	5,652,150	22,044
Hutchison Port Holdings Trust2	26,698,000	20,290
Hutchison Port Holdings Trust	1,400,000	1,064
KBR, Inc.	802,601	21,060
Prysmian SpA	1,176,622	18,922
Nabtesco Corp.	840,000	18,547
Vallourec SA	260,000	10,800
Kühne + Nagel International AG	88,000	10,032
Makita Corp.	242,400	8,210
Kubota Corp.	813,000	7,774
ASSA ABLOY AB, Class B	231,000	7,011
PT Bakrie & Brothers Tbk1,3	1,332,820,100	3,520
Jain Irrigation Systems Ltd.	822,692	1,200
		1,372,062

INFORMATION TECHNOLOGY — 6.86%
Samsung Electronics Co. Ltd.	209,237	242,248
Samsung Electronics Co. Ltd., nonvoting preferred	53,200	38,066
Mail.ru Group Ltd. (GDR)1	4,085,573	123,875
Tencent Holdings Ltd.	4,006,000	119,745
Google Inc., Class A1	160,500	101,592
Baidu, Inc., Class A (ADR)1	824,000	99,308
NetEase, Inc. (ADR)1	1,475,064	77,898
Kingboard Chemical Holdings Ltd.	32,105,632	66,408
Taiwan Semiconductor Manufacturing Co. Ltd.	20,250,000	54,689
Avago Technologies Ltd.	1,437,000	53,169
Oracle Corp.	1,550,000	46,810
HTC Corp.	3,594,300	34,993
HOYA Corp.	1,235,000	27,601
Yahoo! Inc.1	1,550,000	24,552
LG Display Co., Ltd.1	1,075,000	23,247
Infosys Ltd.	520,000	20,822
AAC Technologies Holdings Inc.	5,580,000	16,298
Spectris PLC	647,000	15,693
Halma PLC	2,225,000	13,797
KLA-Tencor Corp.	226,000	11,506
TDK Corp.	293,000	11,251
Murata Manufacturing Co., Ltd.	199,000	9,998
Corning Inc.	640,000	7,302
Kingboard Laminates Holdings Ltd.	17,902,606	6,764
Infineon Technologies AG	772,600	5,636
MediaTek Inc.	522,523	4,443
SINA Corp.1	95,000	4,314
Digital China Holdings Ltd.	2,600,000	4,057
Nokia Corp.	608,200	1,459
Nokia Corp. (ADR)	289,300	697
		1,268,238

TELECOMMUNICATION SERVICES — 6.58%
América Móvil, SAB de CV, Series L (ADR)	13,488,348	360,004
América Móvil, SAB de CV, Series L	15,745,200	21,051
MTN Group Ltd.	10,216,491	183,922
SOFTBANK CORP.	4,374,200	168,249
Turkcell Iletisim Hizmetleri AS1	24,995,000	139,956
Millicom International Cellular SA (SDR)	1,076,800	97,536
PT XL Axiata Tbk	126,550,665	82,228
China Communications Services Corp. Ltd., Class H	95,767,200	49,151
China Telecom Corp. Ltd., Class H	77,392,000	40,319
Philippine Long Distance Telephone Co.	382,700	25,064
Telekomunikacja Polska SA	5,000,200	23,573
Hellenic Telecommunications Organization SA1	4,961,256	12,331
OJSC Mobile TeleSystems (ADR)	510,000	9,664
PT Indosat Tbk	9,000,000	4,612
		1,217,660

ENERGY — 6.43%
InterOil Corp.1,4	2,484,825	212,801
Pacific Rubiales Energy Corp.	6,528,728	147,716
Royal Dutch Shell PLC, Class B	2,769,300	97,670
Royal Dutch Shell PLC, Class B (ADR)	140,000	9,878
Oil Search Ltd.	14,481,082	106,527
OAO Gazprom (ADR)	8,142,000	75,354
Cobalt International Energy, Inc.1	2,830,000	71,033
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	2,756,900	54,118
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	200,000	3,806
Saipem SpA, Class S	995,000	45,971
Cairn India Ltd.1	7,247,000	43,483
Gulf Keystone Petroleum Ltd.1,2	13,140,000	39,401
Gulf Keystone Petroleum Ltd.1	624,750	1,873
Essar Energy PLC1	19,963,500	36,057
Noble Energy, Inc.	400,000	34,972
China National Offshore Oil Corp.	15,861,000	32,153
TOTAL SA	500,000	23,135
TOTAL SA (ADR)	155,000	7,122
INPEX CORP.	5,210	29,276
Heritage Oil Ltd.1,3	10,363,874	21,985
Chevron Corp.	175,500	19,231
Sasol Ltd.	440,000	18,318
BP PLC	2,480,000	16,527
Türkiye Petrol Rafinerileri AS	670,000	14,782
Woodside Petroleum Ltd.	289,467	10,267
Eni SpA	373,399	7,737
Harvest Natural Resources, Inc.1	959,400	7,560
		1,188,753

MATERIALS — 5.75%
PT Semen Gresik (Persero) Tbk	80,257,500	109,808
Linde AG	535,092	79,697
Ambuja Cements Ltd.	18,058,672	58,594
Givaudan SA	55,362	53,899
Nitto Denko Corp.	1,065,000	46,281
Orica Ltd.	1,752,252	45,833
Celanese Corp., Series A	1,196,000	45,603
Yara International ASA	955,000	45,266
K+S AG	895,000	44,285
PT Indocement Tunggal Prakarsa Tbk	16,389,500	37,229
Potash Corp. of Saskatchewan Inc.	765,000	33,782
Holcim Ltd	559,676	33,077
Northam Platinum Ltd.	10,380,000	32,185
Grasim Industries Ltd.	487,655	25,168
Grasim Industries Ltd. (GDR)3	107,345	5,540
Israel Chemicals Ltd.	2,285,000	27,044
ArcelorMittal	1,650,000	26,524
Akzo Nobel NV	480,000	25,930
Solvay NV	240,000	24,976
Impala Platinum Holdings Ltd.	1,554,083	24,413
African Minerals Ltd.1	4,803,102	22,046
Petropavlovsk PLC	3,276,440	21,827
BHP Billiton PLC	700,000	20,512
Sigma-Aldrich Corp.	295,000	20,414
Vale SA, Class A, preferred nominative	1,032,000	18,331
Vedanta Resources PLC	1,098,918	16,816
Sinofert Holdings Ltd.	75,174,000	15,317
Wacker Chemie AG	228,000	14,865
Vicat S.A.	326,180	13,754
Anhui Conch Cement Co. Ltd., Class H	4,460,000	11,762
ACC Ltd.	490,000	11,667
Duratex SA, ordinary nominative	1,970,400	11,490
Aquarius Platinum Ltd.	17,240,000	10,455
Sika AG, non-registered shares	4,850	9,066
First Quantum Minerals Ltd.	486,000	8,825
Formosa Chemicals & Fibre Corp.	2,264,000	5,994
Cliffs Natural Resources Inc.	102,000	4,171
Sino-Forest Corp.1,3	112,000	—
		1,062,446

UTILITIES — 2.65%
ENN Energy Holdings Ltd.	34,936,000	134,028
PT Perusahaan Gas Negara (Persero) Tbk	250,953,500	100,752
Huaneng Power International, Inc. Class H	79,600,000	57,996
Power Grid Corp. of India Ltd.	26,022,500	55,657
Cheung Kong Infrastructure Holdings Ltd.	8,340,000	50,709
CLP Holdings Ltd.	3,125,000	27,000
Energy World Corp. Ltd.1	45,157,000	22,541
Cia. Energética de Minas Gerais – CEMIG, preferred nominative (ADR)	668,000	12,699
Cia. Energética de Minas Gerais – CEMIG, preferred nominative	462,500	8,843
EDP – Energias do Brasil SA	1,350,000	8,927
PGE Polska Grupa Energetyczna SA	1,367,000	7,611
NTPC Ltd.	1,203,831	3,398
		490,161

MISCELLANEOUS — 4.49%
Other common stocks in initial period of acquisition		830,643

Total common stocks (cost: $12,186,916,000)		14,725,395

		Value
Warrants — 0.00%	Shares	(000)

INFORMATION TECHNOLOGY — 0.00%
Kingboard Chemical Holdings Ltd., warrants, expire 20121	2,923,784	$4

Total warrants (cost: $0)		4

Convertible securities — 0.05%

MISCELLANEOUS — 0.05%
Other convertible securities in initial period of acquisition		8,808

Total convertible securities (cost: $8,166,000)		8,808

	Principal amount
Bonds & notes — 11.99%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 9.49%
United Mexican States Government Global, Series A, 6.375% 2013	$32,880	33,718
United Mexican States Government, Series MI10, 8.00% 2013	MXN 56,068	4,412
United Mexican States Government, Series MI10, 9.50% 2014	290,000	24,192
United Mexican States Government, Series M10, 8.00% 2015	395,000	32,681
United Mexican States Government Global, Series A, 5.625% 2017	$14,550	17,147
United Mexican States Government 3.50% 20175	MXN130,194	11,391
United Mexican States Government 4.00% 20195	47,343	4,337
United Mexican States Government Global, Series A, 5.125% 2020	$22,220	26,775
United Mexican States Government, Series M, 6.50% 2021	MXN250,000	20,747
United Mexican States Government Global, Series A, 3.625% 2022	$12,000	13,260
United Mexican States Government Global, Series A, 6.05% 2040	24,050	33,393
United Mexican States Government Global, Series A, 5.75% 2110	10,400	13,078
Brazil (Federal Republic of) 6.00% 20155	BRL12,881	6,817
Brazil (Federal Republic of) 6.00% 20165	9,822	5,280
Brazil (Federal Republic of) Global 6.00% 2017	$10,925	13,033
Brazil (Federal Republic of) 6.00% 20175	BRL18,238	9,886
Brazil (Federal Republic of) Global 8.00% 20186	$14,500	17,219
Brazil (Federal Republic of) 6.00% 20185	BRL9,768	5,358
Brazil (Federal Republic of) Global 8.875% 2019	$6,100	8,845
Brazil (Federal Republic of) 6.00% 20205	BRL22,247	12,569
Brazil (Federal Republic of) Global 4.875% 2021	$13,900	16,749
Brazil (Federal Republic of) Global 12.50% 2022	BRL7,000	4,928
Brazil (Federal Republic of) Global 10.125% 2027	$11,500	20,470
Brazil (Federal Republic of) Global 7.125% 2037	11,730	18,123
Brazil (Federal Republic of) Global 11.00% 2040	17,800	23,051
Brazil (Federal Republic of) Global 5.625% 2041	20,220	26,488
Brazil (Federal Republic of) 6.00% 20455	BRL27,909	17,232
Turkey (Republic of) 4.00% 20155	TRY28,941	16,976
Turkey (Republic of) 7.25% 2015	$10,150	11,305
Turkey (Republic of) 10.00% 2015	TRY8,550	5,023
Turkey (Republic of) 7.00% 2016	$23,750	27,491
Turkey (Republic of) 9.00% 2016	TRY1,500	866
Turkey (Republic of) 6.75% 2018	$15,200	17,879
Turkey (Republic of) 7.00% 2019	3,500	4,209
Turkey (Republic of) 10.50% 2020	TRY 1,500	955
Turkey (Republic of) 3.00% 20215	22,255	12,492
Turkey (Republic of) 5.625% 2021	$32,200	36,627
Turkey (Republic of) 9.50% 2022	TRY54,300	33,330
Turkey (Republic of) 6.875% 2036	$7,500	9,600
Philippines (Republic of), Series 743, 8.75% 2013	PHP461,650	11,482
Philippines (Republic of) 8.25% 2014	$13,155	14,405
Philippines (Republic of) 9.375% 2017	4,000	5,260
Philippines (Republic of), Series 751, 5.00% 2018	PHP420,000	10,285
Philippines (Republic of) 5.875% 2018	220,000	5,616
Philippines (Republic of) 9.875% 2019	$19,100	27,599
Philippines (Republic of) 4.95% 2021	PHP700,000	18,122
Philippines (Republic of) 6.375% 2022	250,000	6,661
Philippines (Republic of) 5.50% 2026	$7,000	8,680
Philippines (Republic of) 7.75% 2031	16,070	24,205
Philippines (Republic of) 8.125% 2035	PHP 84,000	2,649
Philippines (Republic of) 6.25% 2036	860,000	23,581
Colombia (Republic of) Global 8.25% 2014	$3,100	3,635
Colombia (Republic of) Global 12.00% 2015	COP47,332,000	33,173
Colombia (Republic of) Global 7.375% 2017	$15,950	19,977
Colombia (Republic of) Global 11.75% 2020	2,420	3,981
Colombia (Republic of) Global 4.375% 2021	13,650	15,834
Colombia (Republic of) Global 8.125% 2024	6,570	9,839
Colombia (Republic of) Global 9.85% 2027	COP15,134,000	13,179
Colombia (Republic of) Global 7.375% 2037	$18,760	29,453
Indonesia (Republic of) 6.875% 2018	7,746	9,411
Indonesia (Republic of) 5.875% 2020	33,000	39,517
Indonesia (Republic of) 4.875% 20212	30,140	34,322
Indonesia (Republic of) 4.875% 2021	17,745	20,207
Indonesia (Republic of) 3.75% 2022	1,950	2,052
Indonesia (Republic of) 8.50% 2035	2,950	4,617
Indonesia (Republic of) 7.75% 20382	3,730	5,530
Hungarian Government, Series 19/A, 6.50% 2019	HUF750,000	3,151
Hungarian Government 6.25% 2020	$52,040	53,471
Hungarian Government, Series 20A, 7.50% 2020	HUF4,965,000	21,900
Hungarian Government 6.375% 2021	$9,260	9,491
Hungarian Government, Series 22A, 7.00% 2022	HUF1,600,000	6,816
Hungarian Government 7.625% 2041	$10,500	11,051
Russian Federation 3.25% 20172	8,400	8,718
Russian Federation 5.00% 2020	22,100	25,128
Russian Federation 7.50% 20302,6	24,804	30,851
Russian Federation 7.50% 20306	12,297	15,295
South Africa (Republic of), Series R-203, 8.25% 2017	ZAR100,000	13,302
South Africa (Republic of) 6.875% 2019	$10,050	12,814
South Africa (Republic of) 5.50% 2020	27,200	32,504
South Africa (Republic of), Series R-207, 7.25% 2020	ZAR78,000	9,832
South Africa (Republic of) 6.25% 2041	$5,235	7,172
Venezuela (Republic of) 5.75% 2016	22,000	19,470
Venezuela (Republic of) 12.75% 20226	6,800	6,800
Venezuela (Republic of) 9.25% 2027	47,530	39,521
Venezuela (Republic of) 9.25% 2028	5,600	4,410
Peru (Republic of) 8.375% 2016	15,763	19,625
Peru (Republic of) 7.35% 2025	10,950	16,042
Peru (Republic of) 8.75% 2033	14,975	26,094
Peru (Republic of) 6.55% 20376	5,042	7,407
Polish Government, Series 0413, 5.25% 2013	PLN38,400	11,568
Polish Government, Series 0414, 5.75% 2014	17,855	5,480
Polish Government 3.875% 2015	$8,565	9,169
Polish Government, Series 0415, 5.50% 2015	PLN27,300	8,439
Polish Government 6.375% 2019	$12,895	15,812
Polish Government 5.00% 2022	10,220	11,753
Croatian Government 6.25% 20172	2,155	2,239
Croatian Government 6.75% 20192	9,890	10,434
Croatian Government 6.625% 2020	27,365	28,323
Croatian Government 6.625% 20202	2,000	2,070
Croatian Government 6.375% 20212	11,645	11,951
Chilean Government 3.875% 2020	34,685	39,228
Chilean Government 5.50% 2020	CLP4,600,000	10,486
Chilean Government 3.25% 2021	$1,765	1,911
Argentina (Republic of) 7.00% 2015	35,125	29,107
Argentina (Republic of) 8.28% 20336,7	21,609	14,478
Argentina (Republic of) GDP-Linked 2035	61,229	6,276
Panama (Republic of) Global 7.125% 2026	7,300	10,311
Panama (Republic of) Global 8.875% 2027	2,775	4,489
Panama (Republic of) Global 9.375% 2029	9,034	15,313
Panama (Republic of) Global 6.70% 20366	6,819	9,690
Uruguay (Republic of) 4.375% 20285	UYU303,233	16,448
Dominican Republic 9.04% 20186	$3,935	4,407
Dominican Republic 7.50% 20216	1,000	1,096
Dominican Republic 8.625% 20272,6	9,900	10,939
Bahrain Government 5.50% 2020	11,635	11,679
Bahrain Government 5.50% 20202	565	567
Nigeria (Republic of) 6.75% 20212	8,100	8,968
Egypt (Arab Republic of) 5.75% 20202	4,000	3,870
Egypt (Arab Republic of) 6.875% 2040	3,000	2,602
Ukraine Government 9.25% 20172	6,000	6,002
Pakistan Government 6.875% 2017	5,500	4,427
State of Qatar 6.40% 2040	1,775	2,449
		1,754,050

ENERGY — 0.98%
Gazprom OJSC 5.092% 20152	11,480	12,240
Gazprom OJSC 9.25% 2019	15,000	19,495
Gazprom OJSC, Series 9, 6.51% 2022	28,850	33,626
Gazprom OJSC 6.51% 20222	10,810	12,599
Gazprom OJSC 7.288% 2037	10,600	13,356
Petrobras International 5.75% 2020	19,540	22,194
Petrobras International 5.375% 2021	15,885	17,867
Pemex Project Funding Master Trust 4.875% 20222	4,320	4,882
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	19,312
Pemex Project Funding Master Trust 6.50% 20412	1,350	1,714
Reliance Holdings Ltd. 4.50% 20202	7,135	7,110
Reliance Holdings Ltd. 5.40% 20222	2,175	2,279
PTT Exploration & Production Ltd 5.692% 20212	8,400	9,312
Ras Laffan Liquefied Natural Gas II 5.298% 20202,6	5,291	5,939
		181,925

FINANCIALS — 0.86%
HSBK (Europe) BV 7.25% 20212	24,390	24,522
Savings Bank of Kazakhstan JSC 7.25% 2021	8,000	8,043
Development Bank of Kazakhstan 5.50% 20152	27,295	28,851
Longfor Properties Co. Ltd. 9.50% 2016	20,750	21,995
VEB Finance Ltd. 6.902% 20202	10,830	12,333
VEB Finance Ltd. 6.80% 20252	5,000	5,736
BBVA Bancomer SA, junior subordinated 7.25% 2020 2	10,680	11,267
BBVA Bancomer SA 6.50% 20212	6,550	6,779
SB Capital SA 5.40% 2017	11,900	12,656
Dubai Holding Commercial Operations MTN Ltd. 4.75% 2014	€5,200	6,094
Dubai Holding Commercial Operations MTN Ltd. 6.00% 2017	£4,000	5,566
Korea Development Bank 4.00% 2016	$2,050	2,205
Korea Development Bank 3.50% 2017	7,030	7,399
Banco de Crédito del Perú 5.375% 20202	5,000	5,350
		158,796

MATERIALS — 0.22%
CEMEX Finance LLC 9.50% 20162	15,475	15,436
CEMEX, SAB de CV 9.00% 20182	9,705	9,074
CEMEX SA 9.25% 20202	9,289	8,267
CEMEX SA 9.25% 2020	1,250	1,113
Mongolian Mining Corp. 8.875% 20172	7,000	7,108
		40,998

UTILITIES — 0.19%
Eskom Holdings Ltd. 5.75% 20212	12,300	13,699
AES Panamá, SA 6.35% 20162	10,400	11,425
CEZ, a s 4.25% 20222	4,720	4,969
Enersis SA 7.375% 2014	4,550	4,885
		34,978

CONSUMER STAPLES — 0.15%
BFF International Ltd. 7.25% 20202	12,500	14,438
Brasil Foods SA 5.875% 20222	12,000	12,750
		27,188

TELECOMMUNICATION SERVICES — 0.09%
MTS International Funding Ltd. 8.625% 2020	13,200	15,390
América Móvil, SAB de CV 8.46% 2036	MXN28,000	2,297
		17,687

INFORMATION TECHNOLOGY — 0.01%
Samsung Electronics America, Inc., 1.75% 20172	$2,075	2,096

Total bonds & notes (cost: $1,982,099,000)		2,217,718

Short-term securities — 7.62%

Freddie Mac 0.08%–0.18% due 8/14/2012–3/15/2013	454,863	454,632
Federal Home Loan Bank 0.12%–0.14% due 8/1–12/20/2012	195,900	195,870
U.S. Treasury Bills 0.118%–0.15% due 8/9/2012–1/24/2013	181,500	181,444
Fannie Mae 0.11%–0.175% due 8/28/2012–1/3/2013	152,539	152,478
BASF AG 0.18%–0.19% due 8/9–9/26/20122	79,085	79,071
Siemens Capital Co. LLC 0.16% due 9/4–9/10/20122	62,500	62,480
Novartis Securities Investment Ltd. 0.17% due 9/10–9/14/20122	45,700	45,688
British Columbia (Province of) 0.20% due 11/16/2012–1/2/2013	42,900	42,864
Westpac Banking Corp. 0.20%–0.23% due 8/2–9/25/20122	40,500	40,495
Toronto-Dominion Holdings USA Inc. 0.32% due 12/18/20122	35,000	34,972
GlaxoSmithKline Finance PLC 0.13% due 8/31/20122	34,800	34,796
Nestlé Capital Corp. 0.16% due 9/28/20122	25,000	24,994
Federal Farm Credit Banks 0.20% due 5/6/2013	25,000	24,962
American Honda Finance Corp. 0.17% due 8/10/2012	20,000	19,999
General Electric Co. 0.19% due 9/26/2012	13,200	13,197

Total short-term securities (cost: $1,407,925,000)		1,407,942

Total investment securities (cost: $15,585,106,000)		18,359,867
Other assets less liabilities		131,817

Net assets		$18,491,684

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $898,504,000, which represented 4.86% of the net assets of the fund.
3Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $88,637,000, which represented .48% of the net assets of the fund.
4The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
5Index-linked bond whose principal amount moves with a government price index.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2012 (000)

InterOil Corp.	2,465,375	19,450	—	2,484,825	$—	$212,801
JSC Pharmstandard (GDR)	7,720,618	490,000	—	8,210,618	—	119,218
JSC Pharmstandard (GDR)	392,700	—	—	392,700	—	5,702
Heritage Oil Ltd.*	15,788,874	—	5,425,000	10,363,874	—	—
REXLot Holdings Ltd.*	388,304,500	35,150,000	—	423,454,500	399	—
					$399	$337,721

*Unaffiliated issuer at 7/31/2012.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of directors as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2012 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$2,107,505	$—	$—	$2,107,505
Consumer staples	2,067,931	23,422	—	2,091,353
Financials	1,710,496	707	—	1,711,203
Health care	1,385,371	—	—	1,385,371
Industrials	1,368,542	3,520	—	1,372,062
Information technology	1,268,238	—	—	1,268,238
Telecommunication services	1,217,660	—	—	1,217,660
Energy	1,166,768	—	21,985	1,188,753
Materials	1,056,906	5,540	—	1,062,446
Utilities	490,161	—	—	490,161
Miscellaneous	797,180	33,389	74	830,643
Warrants	4	—	—	4
Convertible securities	—	8,808	—	8,808
Bonds & notes:
Bonds & notes of governments outside the U.S.	—	1,754,050	—	1,754,050
Corporate bonds & notes	—	463,668	—	463,668
Short-term securities	—	1,407,942	—	1,407,942
Total	$14,636,762	$3,701,046	$22,059	$18,359,867

*Securities with a market value of $10,459,052,000, which represented 56.56% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,104,909
Gross unrealized depreciation on investment securities	(1,417,038)
Net unrealized appreciation on investment securities	2,687,871
Cost of investment securities for federal income tax purposes	15,671,996

Key to abbreviations and symbols

ADR = American Depositary Receipts	COP = Colombian pesos	PHP = Philippine pesos
GDR = Global Depositary Receipts	€ = Euros	PLN = Polish zloty
SDR = Swedish Depositary Receipts	£ = British pounds	TRY = Turkish lira
BRL = Brazilian reais	HUF = Hungarian forints	UYU = Uruguayan pesos
CLP = Chilean pesos	MXN = Mexican pesos	ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-936-0912O-S32880

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Michael J. Thawley
Michael J. Thawley, Senior Vice President and Principal Executive Officer

Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Senior Vice President and Principal Executive Officer

Date: September 28, 2012

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: September 28, 2012